THE TARGET PORTFOLIO TRUST

Target International Equity Portfolio

Supplement dated October 28, 2014 to the

Currently Effective Prospectus and Statement of Additional Information (SAI)

To reflect this change, the Prospectus and SAI are revised as follows, effective immediately:

II.	The following language is added to the section of the Prospectus entitled Summary: Target International Equity Portfolio/Investments, Risks and Performance/The Portfolio’s Past Performance:

The total return for Class T shares from January 1, 2014 to September 30, 2014 was -3.17%.